Concentration of Participant Investments (Details) - EBP 002	Dec. 31, 2025	Dec. 31, 2024
EBP, Risk and Uncertainty [Line Items]
Investment in employer common stock to assets, percentage	10.00%	11.00%
Black Rock Equity Index
EBP, Risk and Uncertainty [Line Items]
Investment concentration of plan net assets, percentage	19.00%	19.00%
Schwab Personal Choice Retirement Account [Member]
EBP, Risk and Uncertainty [Line Items]
Investment concentration of plan net assets, percentage	10.00%